Cost of sales	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales [abstract]
Cost of sales
16.   Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Salaries and employee benefits	$24,942	$22,314
Raw materials and consumables	18,951	14,252
Utilities	4,539	3,902
Other costs	2,453	2,318
Changes in inventories	1,230	(2,748)
	$52,115	$40,038